INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 4,615,303	$ 1,572,261
Deferred Tax Assets, Valuation Allowance	$ 1,131,379	$ 359,434